Disposal of Lianwai Kindergarten (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Summary of Consideration Net Assets and Disposal Gain of Disposal Group

Amount in RMB
Consideration	10,136,000
Net assets of Lianwai Kindergarten as of the disposal date	(9,893,029)

Disposal gain	242,971

Summary of Non Discontinued Operation Results of the Disposal Group
Operations results of the Lianwai Kindergarten

For period ended November 28, 2018
RMB
Net revenues	4,244,816
Cost of revenues	(3,152,096)

Gross profit	1,092,720

Operating expenses:
General and administrative expenses	(370,854)

Total operating expenses	(370,854)

Income from operations	721,866

Interest expense	(5,630)
Other income, net	10,967

Income before income taxes	727,203
Income tax expense	—

Net income	727,203

Summary of Non Discontinued Assets and Liabilities of the Disposal Group
Assets and liabilities of the Lianwai Kindergarten

As of November 28, 2018
RMB
Assets
Current assets
Cash and cash equivalents	363,127
Inventories	1,867
Amounts due from related party	17,869,911
Prepayments and other current assets	895

Total current assets	18,235,800

Non-current assets
Property and equipment, net	377,947

Total non-current assets	377,947

Total assets	18,613,747

Liabilities
Current liabilities
Accounts payable	199,185
Deferred revenue	907,373
Salaries and welfare payable	149,486
Taxes payable	88
Amounts due to related party	7,324,539
Accrued liabilities and other current liabilities	140,047

Total current liabilities	8,720,718

Total liabilities	8,720,718